Commitments - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies [abstract]
Nitrogen to be supplied	$ 936,926	$ 1,227,596